T. ROWE PRICE Target 2030 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 41.3%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  67,259 20,207 8,199 17,137,170 78,660
New Income Fund  60,003 17,481 7,756 8,746,831 69,275
International Bond Fund (USD
Hedged)  21,529 2,990 3,269 2,732,633 22,954
U.S. Treasury Long-Term Index
Fund  17,278 3,748 3,618 2,272,411 17,020
Emerging Markets Bond Fund  14,494 2,692 1,996 1,839,875 16,596
Dynamic Global Bond Fund  15,119 2,909 2,653 1,994,148 15,435
High Yield Fund  12,930 3,236 1,652 2,607,953 15,283
Floating Rate Fund  6,107 863 1,206 644,078 5,983
Dynamic Credit Fund  – 1,979 60 216,074 1,912
Total Bond Mutual Funds (Cost $266,614) 243,118
EQUITY MUTUAL FUNDS 56.2%
T. Rowe Price Funds:
Value Fund  47,686 5,657 9,652 1,150,926 51,216
Growth Stock Fund  53,231 5,643 17,059 522,887 50,448
U.S. Large-Cap Core Fund  16,846 12,662 2,123 860,387 33,564
Equity Index 500 Fund  29,228 9,987 14,338 197,610 26,537
Overseas Stock Fund  25,655 2,832 4,400 2,040,307 25,871
International Value Equity Fund  21,685 2,607 3,555 1,402,417 22,705
International Stock Fund  21,892 2,163 3,846 1,142,636 22,167
Real Assets Fund  13,788 7,434 1,734 1,486,317 20,214
Mid-Cap Growth Fund  11,951 1,846 2,247 123,167 13,150
Hedged Equity Fund  – 11,901 602 1,120,224 12,748
Mid-Cap Value Fund  10,629 1,783 2,092 360,844 11,818
Emerging Markets Discovery
Stock Fund  9,793 1,147 2,574 703,030 9,231
Small-Cap Stock Fund  7,796 1,050 1,182 147,951 8,812
Emerging Markets Stock Fund  8,232 855 1,650 221,921 7,581
Small-Cap Value Fund  6,346 847 625 141,661 7,344
New Horizons Fund (2) 5,366 448 860 99,753 5,965
U.S. Equity Research Fund  11,619 638 10,733 39,738 1,998
Total Equity Mutual Funds (Cost $252,370) 331,369
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  57 18,130 18,133 522 52
Total Other Mutual Funds (Cost $52) 52

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 18,796 35,303 39,672 14,426,600 14,427
Total Short-Term Investments (Cost $14,427) 14,427
Total Investments in Securities 100.0%
(Cost $533,463) $ 588,966
Other Assets Less Liabilities (0.0)% (221)
Net Assets 100.0% $ 588,745
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (7) $ 46
Dynamic Global Bond Fund  (259) 60 —
Emerging Markets Bond Fund  (341) 1,406 754
Emerging Markets Discovery Stock Fund  (306) 865 365
Emerging Markets Stock Fund  (154) 144 198
Equity Index 500 Fund  4,706 1,660 346
Floating Rate Fund  (46) 219 416
Growth Stock Fund  3,939 8,633 180
Hedged Equity Fund  22 1,449 72
High Yield Fund  (137) 769 792
International Bond Fund (USD Hedged)  (350) 1,704 —
International Stock Fund  47 1,958 394
International Value Equity Fund  207 1,968 798
Limited Duration Inflation Focused Bond Fund  (704) (607) 3,172
Mid-Cap Growth Fund  752 1,600 96
Mid-Cap Value Fund  780 1,498 206
New Horizons Fund  (62) 1,011 —
New Income Fund  (943) (453) 2,164
Overseas Stock Fund  200 1,784 728
Real Assets Fund  (70) 726 483
Small-Cap Stock Fund  239 1,148 86
Small-Cap Value Fund  192 776 99
Transition Fund  (122) (2) 19
U.S. Equity Research Fund  714 474 51
U.S. Large-Cap Core Fund  116 6,179 291
U.S. Treasury Long-Term Index Fund  (1,076) (388) 500
Value Fund  1,018 7,525 968
U.S. Treasury Money Fund, 5.40% — — 684
Totals $ 8,361# $ 42,099 $ 13,908+

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $4,293 of the net realized gain (loss).
+ Investment income comprised $13,908 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2030 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2030 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Target 2030 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F187-054Q3 02/24